TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade Payables And Other Current Liabilities
Trade payables	€ 28,934	€ 23,791
Customer online wallets	7,557	7,034
Other current liabilities	3,594	7,685
Accruals
Total	40,085	38,510
Trade payables related parties	€ 7,938	€ 6,497